8. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 10, 2013	Dec. 09, 2013	Dec. 31, 2012
Stock Issued for Services, Value	$ 213,900
123113 Annual Restatement [Member]
Common Units, Authorized	1,675,000,000			0
Common Stock, Shares Authorized	2,500,000,000			0
Common Stock, Par Value	$ 0.01	$ 0.01		$ 0.01
Common Stock Issued	1,675,000,000	335,000,000	1,675,000,000	0
Common Stock Outstanding	1,675,000,000			0
As Originally Stated | Iota Capital Corporation | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	26,950,000
As Originally Stated | KeyStone Training | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	30,000,000
As Originally Stated | Llew Watkins | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	25,000,000
As Restated | Iota Capital Corporation | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	13,475,000
Stock Issued for Services, Value	53,900
As Restated | KeyStone Training | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	15,000,000
Stock Issued for Services, Value	60,000
As Restated | Llew Watkins | 123113 Annual Restatement [Member]
Stock Issued for Services, Value	$ 100,000